INCOME TAXES - Changes in Unrecognized Tax Benefits (Details)	12 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2020 CNY (¥)
Income Tax Contingency [Line Items]
Balance at beginning period	$ 4,176,537	$ 4,098,783
Addition for tax positions of the current year	154,041	993,194	$ 1,309,648
Lapse of statute of limitations	(1,054,163)	(915,440)
Effect of exchange rate changes	220,281
Balance at ending period	$ 3,188,615	$ 4,176,537	$ 4,098,783
Minimum
Income Tax Contingency [Line Items]
Possible change on company's unrecognized tax benefits for next twelve months | ¥				¥ 0
Maximum
Income Tax Contingency [Line Items]
Possible change on company's unrecognized tax benefits for next twelve months | ¥				¥ 6,235,266